Summary of Significant Accounting Policies and Recent Accounting Pronouncements (Details) (USD $)	12 Months Ended					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 13, 2012 Shareholder Vote Share Consolidation Amendment	Jan. 24, 2012 Share Consolidation Amendment	Dec. 31, 2012 Allowance for doubtful accounts	Dec. 31, 2011 Allowance for doubtful accounts	Dec. 31, 2010 Allowance for doubtful accounts	Dec. 31, 2012 U.S. Cellular number	Dec. 31, 2012 U.S. Cellular Loyalty Rewards Program	Dec. 31, 2011 U.S. Cellular Loyalty Rewards Program	Dec. 31, 2012 TDS Telecom number	Jan. 24, 2012 TDS Parent Company Share Consolidation Amendment Common Shares	Jan. 24, 2012 TDS Parent Company Share Consolidation Amendment Special Common Shares	Jan. 24, 2012 TDS Parent Company Share Consolidation Amendment Series A Common Shares
Summary of Significant Accounting Policies and Recent Accounting Pronouncements
Number of customers									5,800,000
Wireline customer connections												1,000,000
TDS ownership									84.00%
Short-term investments	$ 115,700,000	$ 246,273,000
Long-term investments	50,305,000	45,138,000
Agent liability	88,200,000	75,300,000
Deferred revenue										56,600,000	38,900,000
Amounts recorded gross in revenues that are billed to customers and remitted to governmental authorities	152,400,000	141,300,000	154,000,000
Advertising costs	240,900,000	267,700,000	273,000,000
Depreciation method used	Depreciation is provided using the straight-line method over the estimated useful life of the assets, except for the ILEC segment, which uses the group depreciation method.
Accumulated amortization of deferred charges	30,000,000	25,200,000
Accounts receivable
Allowance for doubtful accounts, beginning balance						31,071,000	35,007,000	37,623,000
Additions, net of recoveries						74,695,000	68,611,000	83,098,000
Deductions						(72,351,000)	(72,547,000)	(85,714,000)
Allowance for doubtful accounts, ending balance						$ 33,415,000	$ 31,071,000	$ 35,007,000
Conversion of Stock [Line Items]
Significant event, date				2012-01-13	2012-01-24
Share conversion ratio, Common shares													1.087	1
Share conversion ratio, Series A Common shares															1.087